Benefits offered to employees (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Short-term benefits	R$ 611	R$ 574	R$ 540
Health Care Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	272	244	236
Private Pension Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	118	128	137
Transport Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	91	86	77
Meals Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	70	63	51
Life Insurance Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	12	10	10
Training Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	22	27	16
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	R$ 26	R$ 16	R$ 13